Available-For-Sale Securities Recorded in Long-Term Investments Included Redeemable Preferred Shares, Call Option and Contingent Consideration Payable Measured and Recorded At Fair Value Recurring Basis (Detail) - USD ($)
$ in Thousands
	Sep. 30, 2019	Sep. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 22,118	$ 17,073
Long-term investments	25,379	33,837
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	20,601	14,439
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	67,977	30,826
Total assets measured at fair value	96,918	52,240
Contingent consideration payable (Note 3)		1,746
Total Liabilities measured at fair value		1,746
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	20,601	14,439
Long-term investments	8,340	6,975
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	67,977	30,826
Total assets measured at fair value	67,977	30,826
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	21,890	16,766
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	20,601	14,439
Long-term investments	1,289	2,327
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	7,051	4,648
Contingent consideration payable (Note 3)		1,746
Total Liabilities measured at fair value		1,746
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	$ 7,051	$ 4,648